Allowance for Credit Losses	12 Months Ended
Dec. 31, 2021
Allowance for Credit Losses [Abstract]
Disclosure of allowance for credit losses [text block]
19 –
Allowance for Credit Losses
The allowance for credit losses consists of allowance for financial assets at amortized cost, financial assets at fair value through OCI and off-balance sheet lending commitments and guarantee business.
Development of allowance for credit losses for financial assets at amortized cost
	Dec 31, 2021
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	544	648	3,614	139	4,946
Movements in financial assets including new business and credit extensions	(245)	85	615	26	480
Transfers due to changes in creditworthiness	138	(197)	58	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(561)	(5)	(566)
Recovery of written off amounts	0	0	55	23	78
Foreign exchange and other changes	3	(4)	(41)	(0)	(43)
Balance, end of reporting period	440	532	3,740	182	4,895
Provision for Credit Losses excluding country risk¹	(107)	(112)	673	26	480

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020.
Development of allowance for credit losses for financial assets at amortized cost
	Dec 31, 2020
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	549	492	3,015	36	4,093
Movements in financial assets including new business and credit extensions	(44)	309	1,348	72	1,686
Transfers due to changes in creditworthiness	77	(125)	49	N/M	0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(781)	0	(781)
Recovery of written off amounts	0	0	58	0	58
Foreign exchange and other changes	(38)	(28)	(75)	31	(110)
Balance, end of reporting period	544	648	3,614	139	4,946
Provision for Credit Losses excluding country risk¹	33	184	1,397	72	1,686

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019.
Development of allowance for credit losses for financial assets at amortized cost
	Dec 31, 2019
	Allowance for Credit Losses³
in €	Stage 1	Stage 2	Stage 3	Stage 3 POCI⁴	Total
Balance, beginning of year	509	501	3,247	3	4,259
Movements in financial assets including new business and credit extensions	(57)	102	550	40	636
Transfers due to changes in creditworthiness	120	(106)	(14)		0
Changes due to modifications that did not result in derecognition	N/M	N/M	N/M	N/M	N/M
Changes in models	0	0	0	0	0
Financial assets that have been derecognized during the period²	0	0	(872)	(26)	(898)
Recovery of written off amounts	0	0	96	0	96
Foreign exchange and other changes	(22)	(4)	8	18	0
Balance, end of reporting period	549	492	3,015	36	4,093
Provision for Credit Losses excluding country risk¹	62	(4)	536	40	636

[1] Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[2] This position includes charge offs of allowance for credit losses.
[3] Allowance for credit losses does not include allowance for country risk amounting to € 3 million as of December 31, 2019.
[4] The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2019.
Allowance for credit losses for financial assets at fair value through OCI[1]
	Dec 31, 2021
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	15	10	16	0	41

[1]Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 20 million at December 31, 2020 and € 41 million as of December 31, 2021). Due to immateriality, we do not provide any details on the year-over-year development.
	Dec 31, 2020
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	12	6	2	0	20

[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 35 million at December 31, 2019 and € 20 million as of December 31, 2020). Due to immateriality, we do not provide any details on the year-over-year development.
	Dec 31, 2019
	Allowance for Credit Losses
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Fair Value through OCI	16	9	10	0	35

[1]Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 13 million at the beginning of year 2019 and € 35 million as of December 31, 2019, respectively). Due to immateriality, we do not provide any details on the year-over-year development.
Development of allowance for credit losses for off-balance sheet positions
	Dec 31, 2021
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	144	74	200	0	419
Movements including new business	(43)	38	18	0	13
Transfers due to changes in creditworthiness	3	(5)	2	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	3	6	0	12
Balance, end of reporting period	108	111	225	0	443
of which: Financial guarantees	69	64	164	0	297
Provision for Credit Losses excluding country risk[1]	(40)	33	19	0	13

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
Development of allowance for credit losses for off-balance sheet positions
	Dec 31, 2020
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	128	48	166	0	342
Movements including new business	13	21	41	0	75
Transfers due to changes in creditworthiness	0	0	(1)	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	3	4	(6)	0	1
Balance, end of reporting period	144	74	200	0	419
of which: Financial guarantees	99	43	115	0	257
Provision for Credit Losses excluding country risk[1]	13	22	40	0	75

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.
Development of allowance for credit losses for off-balance sheet positions
	Dec 31, 2019
	Allowance for Credit Losses[2]
in € m.	Stage 1	Stage 2	Stage 3	Stage 3 POCI	Total
Balance, beginning of year	132	73	84	0	289
Movements including new business	(13)	(5)	88	0	70
Transfers due to changes in creditworthiness	9	(12)	3	0	0
Changes in models	0	0	0	0	0
Foreign exchange and other changes	(1)	(7)	(9)	0	(17)
Balance, end of reporting period	128	48	166	0	342
of which: Financial guarantees	89	30	143	0	262
Provision for Credit Losses excluding country risk[1]	(4)	(17)	90	0	70

[1] The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[2] Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019.